Pay vs Performance Disclosure	12 Months Ended
	Feb. 28, 2023 USD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The following table presents the Company’s pay versus performance disclosure as required by the SEC. The “Compensation Actually Paid” portions of this table are calculated in accordance with SEC rules and include certain amounts that were not received during the respective fiscal year and may not be received in the future. The section of the proxy statement captioned, “Compensation Discussion and Analysis” describes how the Compensation Committee links pay to performance.

Average
Summary
			Compensation	Average	Value of Initial Fixed $100
			Table Total	Compensation	Investment Based on:
			for	Actually		Peer
	Summary		Non PEO	Paid to Non-		Group
	Compensation	Compensation	Named	PEO Named	Total	Total
	Table Total	Actually Paid	Executive	Executive	Shareholder	Shareholder	Net	Return on
Year (1)	for PEO	to PEO (2)	Officers	Officers (2)	Return (3)	Return (3)*	Income	Equity (4)
2023	$2,632,890	$4,044,738	$824,338	$979,498	$125.43	$114.97	$47,300,000	14.9%
2022	$5,687,358	$5,103,765	$658,855	$570,072	$103.08	$109.91	$28,982,000	9.6%
2021	$2,347,282	$1,908,987	$599,663	$517,508	$103.62	$125.70	$24,094,000	8.1%

(1)
For each covered year, Keith S. Walters served as our Chief Executive Officer. For 2023, our other NEO's were: Vera Burnett, Dan Gus, Wade Brewer and Ronald M. Graham. For 2022 our other NEO's were Vera Burnett, Dan Gus, Ronald M. Graham and Michael D. Magill. For 2021 our other NEO's were Vera Burnett, Ronald M. Graham and Michael D. Magill.
(2)
Amounts reported in this column are based on total compensation reported for our CEO and for other NEOs, respectively, in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

								Change	Prior
					Year-End	Vest		in fair	Year-
					fair	Date	Change in	value of	End
				Grant	value of	fair	fair value	awards	fair
				Date fair	awards	value of	of awards	granted	value
				value of	granted in	awards	granted	in prior	of any
		Minus	Plus	current	current	granted	in prior	years	awards	Dividends
		SCT	Pension	year	year	and	years and	and	forfeited	Paid
	Summary	Change in	Value	grants as	unvested	vested in	unvested	vested in	during	in FY on
Principal	Compensation	Pension	Service	disclosed	at	current	at	current	current	Unvested	Compensation
Position	Table	Value	Cost	in the SCT	year-end	year	year-end	year	year	Awards	Actually Paid
CEO
2023	$2,632,890	$-	$-	$-	$-	$-	$1,469,765	$(57,917)	$-	$-	$4,044,738
2022	$5,687,358	$(67,692)	$-	$(4,110,495)	$3,124,699	$464,256	$(30,363)	$7,537	$-	$28,465	$5,103,765
2021	$2,347,282	$(87,917)	$-	$(697,972)	$521,880	$-	$(11,153)	$(222,679)	$-	$59,546	$1,908,987

Non-CEO Average
2023	$824,338	$(8,997)	$22,739	$(223,506)	$305,561	$-	$61,078	$(1,715)	$-	$-	$979,498
2022	$658,855	$(51,994)	$7,084	$(228,154)	$174,483	$55,846	$(716)	$(613)	$-	$671	$570,072
2021	$599,663	$(61,703)	$6,696	$(72,095)	$53,917	$-	$(1,152)	$(13,969)	$-	$6,151	$517,508

(3)
Total shareholder return amounts assume an initial investment of $100 on February 28, 2020. The peer group used for purposes of the total shareholder return comparison is the peer group published in the Company’s 2021 proxy statement because the Company’s standing within that peer group with respect to total shareholder return as of February 29, 2024 will be used after FY 2024 to calculate the vesting levels of the RSUs issued in 2021 and 2022.
(4)
In accordance with SEC rules, the Company is required to include in the Pay Versus Performance Table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our executive officers to Company performance for the most recently completed fiscal year. The Company determined Return on Equity which is a metric included in our Annual Performance Bonus and Long Term Incentive Program, meets this requirement, and therefore, we have included this performance measure in the Pay Versus Performance Table.

Company Selected Measure Name	Return on Equity
Named Executive Officers, Footnote [Text Block]
(1)
For each covered year, Keith S. Walters served as our Chief Executive Officer. For 2023, our other NEO's were: Vera Burnett, Dan Gus, Wade Brewer and Ronald M. Graham. For 2022 our other NEO's were Vera Burnett, Dan Gus, Ronald M. Graham and Michael D. Magill. For 2021 our other NEO's were Vera Burnett, Ronald M. Graham and Michael D. Magill.

Peer Group Issuers, Footnote [Text Block]
(3)
Total shareholder return amounts assume an initial investment of $100 on February 28, 2020. The peer group used for purposes of the total shareholder return comparison is the peer group published in the Company’s 2021 proxy statement because the Company’s standing within that peer group with respect to total shareholder return as of February 29, 2024 will be used after FY 2024 to calculate the vesting levels of the RSUs issued in 2021 and 2022.

PEO Total Compensation Amount	$ 2,632,890	$ 5,687,358	$ 2,347,282
PEO Actually Paid Compensation Amount	$ 4,044,738	5,103,765	1,908,987
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Amounts reported in this column are based on total compensation reported for our CEO and for other NEOs, respectively, in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

								Change	Prior
					Year-End	Vest		in fair	Year-
					fair	Date	Change in	value of	End
				Grant	value of	fair	fair value	awards	fair
				Date fair	awards	value of	of awards	granted	value
				value of	granted in	awards	granted	in prior	of any
		Minus	Plus	current	current	granted	in prior	years	awards	Dividends
		SCT	Pension	year	year	and	years and	and	forfeited	Paid
	Summary	Change in	Value	grants as	unvested	vested in	unvested	vested in	during	in FY on
Principal	Compensation	Pension	Service	disclosed	at	current	at	current	current	Unvested	Compensation
Position	Table	Value	Cost	in the SCT	year-end	year	year-end	year	year	Awards	Actually Paid
CEO
2023	$2,632,890	$-	$-	$-	$-	$-	$1,469,765	$(57,917)	$-	$-	$4,044,738
2022	$5,687,358	$(67,692)	$-	$(4,110,495)	$3,124,699	$464,256	$(30,363)	$7,537	$-	$28,465	$5,103,765
2021	$2,347,282	$(87,917)	$-	$(697,972)	$521,880	$-	$(11,153)	$(222,679)	$-	$59,546	$1,908,987

Non-CEO Average
2023	$824,338	$(8,997)	$22,739	$(223,506)	$305,561	$-	$61,078	$(1,715)	$-	$-	$979,498
2022	$658,855	$(51,994)	$7,084	$(228,154)	$174,483	$55,846	$(716)	$(613)	$-	$671	$570,072
2021	$599,663	$(61,703)	$6,696	$(72,095)	$53,917	$-	$(1,152)	$(13,969)	$-	$6,151	$517,508

Non-PEO NEO Average Total Compensation Amount	$ 824,338	658,855	599,663
Non-PEO NEO Average Compensation Actually Paid Amount	$ 979,498	570,072	517,508
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Amounts reported in this column are based on total compensation reported for our CEO and for other NEOs, respectively, in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

								Change	Prior
					Year-End	Vest		in fair	Year-
					fair	Date	Change in	value of	End
				Grant	value of	fair	fair value	awards	fair
				Date fair	awards	value of	of awards	granted	value
				value of	granted in	awards	granted	in prior	of any
		Minus	Plus	current	current	granted	in prior	years	awards	Dividends
		SCT	Pension	year	year	and	years and	and	forfeited	Paid
	Summary	Change in	Value	grants as	unvested	vested in	unvested	vested in	during	in FY on
Principal	Compensation	Pension	Service	disclosed	at	current	at	current	current	Unvested	Compensation
Position	Table	Value	Cost	in the SCT	year-end	year	year-end	year	year	Awards	Actually Paid
CEO
2023	$2,632,890	$-	$-	$-	$-	$-	$1,469,765	$(57,917)	$-	$-	$4,044,738
2022	$5,687,358	$(67,692)	$-	$(4,110,495)	$3,124,699	$464,256	$(30,363)	$7,537	$-	$28,465	$5,103,765
2021	$2,347,282	$(87,917)	$-	$(697,972)	$521,880	$-	$(11,153)	$(222,679)	$-	$59,546	$1,908,987

Non-CEO Average
2023	$824,338	$(8,997)	$22,739	$(223,506)	$305,561	$-	$61,078	$(1,715)	$-	$-	$979,498
2022	$658,855	$(51,994)	$7,084	$(228,154)	$174,483	$55,846	$(716)	$(613)	$-	$671	$570,072
2021	$599,663	$(61,703)	$6,696	$(72,095)	$53,917	$-	$(1,152)	$(13,969)	$-	$6,151	$517,508

Tabular List [Table Text Block]	• Income • Return on Equity • Revenue • EBITDA
Total Shareholder Return Amount	$ 125.43	103.08	103.62
Peer Group Total Shareholder Return Amount	114.97	109.91	125.70
Net Income (Loss)	$ 47,300,000	$ 28,982,000	$ 24,094,000
Company Selected Measure Amount	0.149	0.096	0.081
PEO Name	Keith S. Walters	Keith S. Walters	Keith S. Walters
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity
Non-GAAP Measure Description [Text Block]
(4)
In accordance with SEC rules, the Company is required to include in the Pay Versus Performance Table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our executive officers to Company performance for the most recently completed fiscal year. The Company determined Return on Equity which is a metric included in our Annual Performance Bonus and Long Term Incentive Program, meets this requirement, and therefore, we have included this performance measure in the Pay Versus Performance Table.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (67,692)	$ (87,917)
PEO [Member] | Pension Value Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Grant Date Fair Value of Current Year Grants [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(4,110,495)	(697,972)
PEO [Member] | Year-End Fair Value of Awards Granted in Current Year Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	3,124,699	521,880
PEO [Member] | Vest Date Fair Value of Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	464,256	0
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,469,765	(30,363)	(11,153)
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years and vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(57,917)	7,537	(222,679)
PEO [Member] | Prior Year-End Fair Value of Any Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends Paid in FY on Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	28,465	59,546
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,997)	(51,994)	(61,703)
Non-PEO NEO [Member] | Pension Value Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,739	7,084	6,696
Non-PEO NEO [Member] | Grant Date Fair Value of Current Year Grants [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(223,506)	(228,154)	(72,095)
Non-PEO NEO [Member] | Year-End Fair Value of Awards Granted in Current Year Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	305,561	174,483	53,917
Non-PEO NEO [Member] | Vest Date Fair Value of Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	55,846	0
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	61,078	(716)	(1,152)
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years and vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,715)	(613)	(13,969)
Non-PEO NEO [Member] | Prior Year-End Fair Value of Any Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends Paid in FY on Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 671	$ 6,151